Consolidated Statements of Changes in Stockholders' Equity (Deficiency) - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Common Stock Earned but Unissued [Member]	Additional Paid-In Capital [Member]	Treasury Stock [Member]	Accumulated Deficit [Member]	Total
Beginning balance at Dec. 31, 2012		$ 2,055		$ 1,054,907		$ (1,043,672)	$ 13,290
Beginning balance (in shares) at Dec. 31, 2012		20,552,760
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss						7,013	7,013
Ending balance at Dec. 31, 2013		$ 2,055		1,054,907		(1,036,659)	20,303
Ending balance (in shares) at Dec. 31, 2013		20,552,760
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock		$ 400		933			1,333
Issuance of common stock (in shares)		4,000,000
Stock based compensation		$ 150		8,683			8,833
Stock based compensation (in shares)		1,500,000
Issuance of common stock from debt conversion		$ 38		374,962			375,000
Issuance of common stock from debt conversion (in shares)		375,000
Issuance of common stock in private placement		$ 163		1,624,837			1,625,000
Issuance of common stock in private placement (in shares)		1,625,000
Recapitalization	$ 192	$ 1,114		(1,306)
Recapitalization (in shares)	1,917,720	11,144,640
Treasury stock acquired					(350,000)		(350,000)
Cancellation of treasury stock				(350,000)	$ 350,000
Net loss						(312,781)	(312,781)
Ending balance at Dec. 31, 2014	$ 192	$ 3,920		2,713,016		(1,349,440)	1,367,688
Ending balance (in shares) at Dec. 31, 2014	1,917,720	39,197,400
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock for services		$ 46	$ 30	1,505,737			1,505,813
Issuance of common stock for services (in shares)		460,000	302,283
Stock based compensation				1,483,867			1,483,867
Issuance of warrants in connection with notes payable				138,333			138,333
Issuance of common stock in exchange for cash		$ 24		339,976			340,000
Issuance of common stock in exchange for cash (in shares)		237,273
Net loss						(5,219,067)	(5,219,067)
Ending balance at Dec. 31, 2015	$ 192	$ 3,990	$ 30	$ 6,180,929		$ (6,568,507)	$ (383,366)
Ending balance (in shares) at Dec. 31, 2015	1,917,720	39,894,673	302,283